Supplement dated Sept. 27, 2010 to the prospectus dated April 30, 2010, as supplemented, for each Legacy RiverSource Fund listed below

RiverSource Variable Portfolio – Balanced Fund
RiverSource Variable Portfolio – Diversified Bond Fund
RiverSource Variable Portfolio – Diversified Equity Income Fund
RiverSource Variable Portfolio – Dynamic Equity Fund
RiverSource Variable Portfolio – Global Bond Fund
RiverSource Variable Portfolio – High Yield Bond Fund
RiverSource Variable Portfolio – Income Opportunities Fund
RiverSource Variable Portfolio – Mid Cap Growth Fund
RiverSource Variable Portfolio – Mid Cap Value Fund
RiverSource Variable Portfolio – S&P 500 Index Fund
RiverSource Variable Portfolio – Short Duration U.S. Government Fund
Seligman Variable Portfolio – Growth Fund
Seligman Variable Portfolio – Larger–Cap Value Fund
Seligman Variable Portfolio – Smaller–Cap Value Fund
Threadneedle Variable Portfolio – Emerging Markets Fund
Threadneedle Variable Portfolio – International Opportunity Fund
Variable Portfolio – Davis New York Venture Fund
Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund

The legacy Columbia Funds and legacy RiverSource Funds (each a Fund), for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager and sponsor, include various legacy groups of Funds organized at different times by different organizations. As a result, various features of the Funds, including their fees and expenses do not currently reflect a common overall design.

In September 2010, in connection with various initiatives to integrate the Funds into a single Fund family with greater uniformity, the Boards of Directors/Trustees (each a Board) of the Funds each approved amended investment management services agreements (IMSAs) and administrative services agreements with CMIA. These agreements reflect standardized fee schedules for similar Funds, based on a consistent pricing model. Additionally, as part of achieving a consistent, standardized fee schedule, CMIA proposed, and the Board approved, eliminating the performance incentive adjustments (PIA) contained in current IMSAs for certain legacy RiverSource Funds (which are not applicable to most funds in the combined fund family) that may increase or decrease the Fund’s fees payable under its IMSA based upon the Fund’s performance measured against its reference performance index). The Boards also approved amended transfer agency agreements with a uniform fee schedule. In connection with the Boards’ approval of various proposals to arrive at a consistent pricing model, the Boards and CMIA agreed to (and, in the case of RiverSource Funds, maintain) an annual process by which contractual expense limitations for Funds with annual operating expenses that exceed the median expense ratios of their respective peer groups (as determined annually by an independent third-party data provider) are set at or below such median expense ratio. These commitments may help mitigate the impact of any fee changes resulting from the adoption of standardized fee schedules. The estimated proposed expense caps shown in the following table reflect peer group median expense ratios as of early 2010, which are likely to change year over year.

While these changes are expected to reduce the overall fees and expenses of the Funds in the aggregate, certain individual Funds are expected to realize an increase in fees under their proposed IMSA and/or total annual operating expenses. Any proposed amended IMSA that would eliminate a PIA, or that could result in higher fees (each an IMSA Proposal), is subject to approval by Fund shareholders at a meeting expected to be held in the first half of 2011. More information about each IMSA Proposal will be included in proxy materials that are currently anticipated to be distributed to shareholders in early 2011.

If approved by Fund shareholders, the IMSA Proposals, as well as IMSAs not subject to Fund shareholder approval and new administrative services agreements, are expected to be effective in the second quarter of 2011. For Funds with a PIA that, as of September 2010, have performance measured against their reference performance index over their most recent applicable rolling performance fee calculation period that results in CMIA incurring negative PIA,

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CMIA has agreed to a transitional period of 6 months, during which time these Funds will compensate CMIA at the lower of (i) the fee calculated under the proposed IMSA or (ii) the fee calculated under the current IMSA (including any applicable negative PIA), regardless of whether the IMSA Proposal (including elimination of the PIA) is ultimately approved by Fund shareholders.

The information in the chart below shows the estimated impact of the changes discussed above on the Fund’s Class 1 shares (with the exception of RiverSource Variable Portfolio - Balanced Fund and RiverSource Variable Portfolio - S&P 500 Index Fund, for which Class 3 shares information is presented) based on each Fund’s net assets as of July 31, 2010, and, for legacy RiverSource Funds, does not include the impact of any applicable PIA. Expenses for other share classes will differ to the extent of differences in transfer agency and/or distribution and service fees, and actual fees and expenses will vary based upon the size of the Fund and other factors, and may be higher or lower than the estimates shown below.

		Total Estimated
		Gross Operating	Total Estimated Net
		Expenses Before	Operating Expenses
	Management	Giving Effect to	After Giving Effect to
Legacy RiverSource Fund	Fees(1)	Expense Caps(2)	Expense Caps(3)
RiverSource Variable Portfolio – Balanced Fund (4)

Current	0.59%	0.80%	0.80%

Proposed	0.70%	0.91%	0.82%

RiverSource Variable Portfolio – Diversified Bond Fund (4)

Current	0.50%	0.58%	0.58%

Proposed	0.47%	0.55%	0.55%

RiverSource Variable Portfolio – Diversified Equity Income Fund (4)

Current	0.63%	0.71%	0.71%

Proposed	0.63%	0.71%	0.71%

RiverSource Variable Portfolio – Dynamic Equity Fund (4)

Current	0.65%	0.73%	0.73%

Proposed	0.73%	0.81%	0.74%

RiverSource Variable Portfolio – Global Bond Fund

Current	0.74%	0.84%	0.84%

Proposed	0.63%	0.73%	0.73%

RiverSource Variable Portfolio – High Yield Bond Fund

Current	0.66%	0.73%	0.73%

Proposed	0.65%	0.72%	0.72%

RiverSource Variable Portfolio – Income Opportunities Fund

Current	0.68%	0.76%	0.76%

Proposed	0.64%	0.72%	0.72%

RiverSource Variable Portfolio – Mid Cap Growth Fund (4)

Current	0.76%	0.84%	0.84%

Proposed	0.82%	0.90%	0.90%

RiverSource Variable Portfolio – Mid Cap Value Fund (4)

Current	0.76%	0.84%	0.84%

Proposed	0.81%	0.89%	0.89%

RiverSource Variable Portfolio – S&P 500 Index Fund

Current	0.28%	0.50%	0.50%

Proposed	0.20%	0.42%	0.42%

RiverSource Variable Portfolio – Short Duration U.S. Government Fund

Current	0.55%	0.63%	0.63%

Proposed	0.43%	0.51%	0.51%

		Total Estimated
		Gross Operating	Total Estimated Net
		Expenses Before	Operating Expenses
	Management	Giving Effect to	After Giving Effect to
Legacy RiverSource Fund	Fees(1)	Expense Caps(2)	Expense Caps(3)
Seligman Variable Portfolio – Growth Fund

Current	0.66%	0.75%	0.75%

Proposed	0.77%	0.86%	0.86%

Seligman Variable Portfolio – Larger-Cap Value Fund (4)

Current	0.66%	1.10%	0.93%

Proposed	0.77%	1.21%	0.93%

Seligman Variable Portfolio – Smaller-Cap Value Fund (4)

Current	0.87%	0.95%	0.95%

Proposed	0.87%	0.95%	0.95%

Threadneedle Variable Portfolio – Emerging Markets Fund (4)

Current	1.15%	1.28%	1.28%

Proposed	1.15%	1.28%	1.28%

Threadneedle Variable Portfolio – International Opportunities Fund (4)

Current	0.87%	0.97%	0.97%

Proposed	0.87%	0.97%	0.97%

Variable Portfolio – Davis New York Venture Fund (4)

Current	0.77%	0.84%	0.84%

Proposed	0.77%	0.84%	0.84%

Variable Portfolio – Goldman Sachs Mid Cap Value Fund (4)

Current	0.83%	1.39%	1.08%

Proposed	0.83%	1.39%	1.08%

Variable Portfolio – Partners Small Cap Value Fund (4)

Current	1.00%	1.07%	1.07%

Proposed	1.00%	1.07%	1.07%

(1)	Current management fees shown represent the aggregate fees payable under the current IMSA (without giving effect to any PIA) and administrative services agreement. Proposed management fees shown represent the aggregate fees payable under the proposed IMSA and administrative services agreement.

(2)	Expenses shown reflect the gross fees payable under (i) the current IMSA (without giving effect to any PIA) and administrative services agreement, and (ii) the proposed IMSA and administrative services agreement, in each case based on assets as of July 31, 2010, plus other expenses for the Fund’s most recent fiscal year (restated, where applicable, to reflect any material contractual changes).

(3)	Expenses shown reflect the fees payable net of any voluntary or contractual expense caps, as applicable.

(4)	The proposed change to the management fee reflects an IMSA Proposal.

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